Related parties (Other related party transactions) (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 19, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of transactions between related parties [line items]
Sales revenue		$ 45,433	$ 27
Fuel storage and handling		50	0
Deferred sales		0	0
Joint venture Dividends received		0	0
Product purchases		456,963	392,656
Dividend received		185,447	113,642
Balance outstanding sales revenue		32	0
Balance outstanding fuel storage and handling		26	0
Balance outstanding deferred sales		75,083	21,909
Balance outstanding Joint venture dividends received		0	0
Balance outstanding product purchases		301,652	289,055
Balance outstanding dividends received		$ 0	$ 0
Subsequent [Member]
Disclosure of transactions between related parties [line items]
Dividend received	$ 49,000,000